Income Taxes (Details) - Schedule of deferred tax assets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Allowance for doubtful accounts	$ 238,237	$ 35,491
Contingent liabilities
Net operating loss carryforwards:
Deferred tax assets operating loss carryforwards	375,034	198,820
Less valuation allowance	(136,797)	(163,329)
Total deferred tax assets	238,237	35,491
PRC [Member]
Net operating loss carryforwards:
Net operating loss carryforwards	62,492	153,696
HONG KONG [Member]
Net operating loss carryforwards:
Net operating loss carryforwards	$ 74,305	$ 9,633